15. INCOME TAXES - Reconciliation Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax calculated at statutory rate	(34.00%)	(34.00%)	(34.00%)
State income taxes, net of Federal tax benefit	0.00%	0.00%	(3.63%)
Temporary differences	(0.06%)	(0.05%)	30.00%
Permanent Differences	29.17%	26.89%	0.70%
Change in valuation allowance	4.89%	7.16%	6.93%
(Benefit) from income taxes	0.00%	0.00%	0.00%